Leases - Components of Lease Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lease cost:
Amortization of right-of-use asset	¥ 13,432	$ 2,059	¥ 10,928
Interest of lease liabilities	1,938	$ 297	1,746
Expenses for short-term lease within 12 months	505		605
Total lease cost	¥ 15,875		¥ 13,279